Consolidated Cash Flow Statements - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss for the year	$ (63,046,905)	$ (23,212,698)	$ (7,745,313)
Adjustments for:
Amortization	1,603,654	804,206	214,981
Stock-based compensation expense	6,260,985	5,147,573	2,491,078
Share-based payment expense		159,833	856,101
Interest expense/(income)	(169,707)	(75,753)
Lease modification loss	62,935
Changes in fair value of warrant derivative	31,923,727	2,228,256	(5,946,668)
Deferred income tax recovery	(32,148)	(80,725)
Changes in non-cash working capital items:
Receivables	183,863	660,621	(730,348)
Prepaid expenses	292,146	(3,228,192)	(1,036,818)
Inventory	6,875	(245,301)	(141,543)
Trade payables and accrued liabilities	392,539	755,098	48,591
Customer deposits and construction contract liability	35,406	157,259	(34,172)
Net cash flows used in operating activities	(22,486,630)	(16,929,823)	(12,024,111)
Investing activities
Investments in restricted cash	964	(55,775)	(85,420)
Expenditures on plant and equipment	(1,400,032)	(2,747,495)	(3,219,605)
Acquisition of intangible assets		(3,833)	(6,205)
Net cash flows used in investing activities	(1,399,068)	(2,807,103)	(3,311,230)
Financing activities
Interest received	178,925	92,550
Interest from net investment in sublease	11,420
Interest paid	(300)	(364)
Interest on lease payments	(79,655)	(103,946)
Repayment of bank loans			(95,397)
Repayment of promissory note			(1,157,382)
Repayment of shareholder loans	(1,521)	(3,131)	(3,204)
Repayment of leases	(486,136)	(469,113)
Payment received for net investment in sublease	73,586
Proceeds on issuance of common shares - net of issue costs	(126,392,128)	(11,058,573)	(24,571,559)
Proceeds from issuance of common shares for options exercised	405,305	55,791
Proceeds from issuance of common shares for warrants exercised	12,433,257	3,155,574
Net cash flows from financing activities	138,927,009.00	13,785,934	23,315,576
Increase/(decrease) in cash and cash equivalents	115,041,311	(5,950,992)	7,980,235
Effect of exchange rate changes on cash	5,848,741	559,665	(867,456)
Cash and cash equivalents, beginning	8,560,624	13,951,951	6,839,172
Cash and cash equivalents, ending	$ 129,450,676	$ 8,560,624	$ 13,951,951